Income tax (Schedule of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Income tax [Abstract]
Current tax expense	$ 6,237	38,737	14,405	40,880
Deferred tax benefit	(31)	(194)	(4,771)	(6,951)
Total income tax expense	$ 6,206	38,543	9,634	33,929